Note 8 - Related-Party Transactions (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2015	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014
Scenario, Forecast [Member] | Omnibus Agreement [Member]
Note 8 - Related-Party Transactions (Details) [Line Items]
Related Party Transaction, Selling, General and Administrative Expenses from Transactions with Related Party	$ 4.04
Omnibus Agreement [Member]
Note 8 - Related-Party Transactions (Details) [Line Items]
Related Party Transaction, Selling, General and Administrative Expenses from Transactions with Related Party				4.00
Prorated Annual Administrative Fee		1.01	0.80
Proceeds From Payments For Distribution and Contributions From Parent		0	0.2
Rud Transportation, LLC [Member]
Note 8 - Related-Party Transactions (Details) [Line Items]
Revenue from Related Parties		0.4	0.6
Accounts Receivable, Related Parties, Current		0.4		0.3
Alati Arnegard, LLC [Member]
Note 8 - Related-Party Transactions (Details) [Line Items]
Accounts Receivable, Related Parties, Current		0.1		0.1
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest		25.00%
Management Fees Revenue		0.1	0.1
Cypress Energy Management - Bakken Operations, LLC [Member]
Note 8 - Related-Party Transactions (Details) [Line Items]
Increase (Decrease) in Employee Related Liabilities		0.7	0.8
Accounts Payable, Related Parties		$ 0.1		$ 0.2